SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2023
SEGMENT INFORMATION

17. SEGMENT INFORMATION

The Company and its subsidiaries operate in a single segment; the design, manufacture and sale of semi-conductor products and services for commercial applications. The Company’s operating and reporting segment reflects the management reporting structure of the organization and the manner in which the chief operating decision maker regularly assesses information for decision making purposes, including the allocation of resources. A summary of the Company’s operations is below:

OPEL, ODIS, POET Shenzhen and PTS

OPEL, ODIS, POET Shenzhen and PTS are the designers and developers of the POET Optical Interposer platform and optical engines based on the POET Optical Interposer platform.

BB Photonics

BB Photonics developed photonic integrated components for the datacom and telecom markets utilizing embedded dielectric technology that enabled the partial integration of active and passive devices into photonic integrated circuits. BB Photonics’ operation is currently dormant.

On a consolidated basis, the Company operates geographically in China and Singapore (collectively “Asia”), the United States and Canada. Geographical information is as follows:

	2023
As of September 30,	Asia	US	Canada	Consolidated
Current assets	$165,961	$417,624	$4,355,815	$4,939,400
Property and equipment	4,300,857	579,393	-	4,880,250
Patents and licenses	-	523,757	-	523,757
Right of use assets	242,168	123,513	-	365,681
Total Assets	$4,708,986	$1,644,287	$4,355,815	$10,709,088

For the Nine Months Ended September 30,	Asia	US	Canada	Consolidated
Revenue	$358,226	$-	$-	$358,226
Selling, marketing and administration	$(2,025,536)	$(4,542,054)	$(1,205,432)	$(7,773,022)
Research and development	(4,646,713)	(2,739,509)	(119,641)	(7,505,863)
Interest expense	(20,243)	(36,392)	-	(56,635)
Share of loss in joint venture	(527,857)	-	-	(527,857)
Gain from contribution of IP to joint venture	527,857	-	-	527,857
Other income, including Interest	-	-	180,943	180,943
Net loss	$(6,334,266)	$(7,317,955)	$(1,144,130)	$(14,796,351)

	2022
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$664,658	$133,501	$8,770,035	$9,568,194
Property and equipment	4,496,734	573,773	-	5,070,507
Patents and licenses	-	510,705	-	510,705
Right of use assets	55,775	185,272	-	241,047
Total Assets	$5,217,167	$1,403,251	$8,770,035	$15,390,453

POET TECHNOLOGIES INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

17. SEGMENT INFORMATION (continued)

For the Nine Months Ended September 30,	Asia	US	Canada	Consolidated
Revenue	$353,189	$-	$-	$353,189
Selling, marketing and administration	$(1,549,628)	$(4,280,844)	$(1,074,149)	$(6,904,621)
Research and development	(3,992,505)	(3,099,397)	(135,470)	(7,227,372)
Interest	(14,429)	(23,699)	-	(38,128)
Share of loss in joint venture	(1,555,650)	-	-	(1,555,650)
Gain from contribution of IP to joint venture	496,115	-	-	496,115
Other income, including interest	-	-	119,728	119,728
Net loss	$(6,262,908)	$(7,403,940)	$(1,089,891)	$(14,756,739)